Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.97%
Aerospace & Defense–2.34%
Leonardo S.p.A. (Italy)	338,100	$8,494,302
Automotive Parts & Equipment–0.92%
Dana, Inc.	261,800	3,324,860
Biotechnology–0.45%
Amicus Therapeutics, Inc.(b)	7,573	89,210
Apellis Pharmaceuticals, Inc.(b)	7,879	463,128
Ascendis Pharma A/S, ADR (Denmark)(b)	1,268	191,683
Ionis Pharmaceuticals, Inc.(b)	5,319	230,579
Neurocrine Biosciences, Inc.(b)	3,675	506,856
Ultragenyx Pharmaceutical, Inc.(b)	3,018	140,910
		1,622,366
Coal & Consumable Fuels–0.74%
Cameco Corp. (Canada)	62,177	2,693,508
Communications Equipment–2.93%
Lumentum Holdings, Inc.(b)(c)	224,734	10,641,155
Construction & Engineering–3.95%
AECOM	65,187	6,393,541
MasTec, Inc.(b)	84,900	7,916,925
		14,310,466
Construction Machinery & Heavy Transportation Equipment– 1.37%
Oshkosh Corp.	39,859	4,970,816
Copper–2.33%
Freeport-McMoRan, Inc.	179,500	8,440,090
Diversified Banks–1.99%
U.S. Bancorp(c)	161,200	7,205,640
Diversified Chemicals–1.33%
Huntsman Corp.	184,800	4,810,344
Diversified Metals & Mining–2.71%
Anglo American PLC (South Africa)	112,000	2,759,995
Teck Resources Ltd., Class B (Canada)	154,700	7,082,166
		9,842,161
Electric Utilities–2.93%
NRG Energy, Inc.	157,000	10,627,330
Electrical Components & Equipment–3.51%
Vertiv Holdings Co., Class A	155,882	12,730,883
Electronic Components–2.95%
Coherent Corp.(b)	176,613	10,706,280
Electronic Manufacturing Services–1.62%
Flex Ltd.(b)	204,911	5,862,504
Food Distributors–3.30%
Performance Food Group Co.(b)	75,517	5,636,589
US Foods Holding Corp.(b)	117,521	6,342,608
		11,979,197
Shares		Value
Gold–1.74%
Agnico Eagle Mines Ltd. (Canada)	106,026	$6,324,451
Health Care Distributors–1.60%
Henry Schein, Inc.(b)	77,000	5,815,040
Health Care Facilities–1.10%
Universal Health Services, Inc., Class B	21,794	3,976,533
Health Care Services–0.39%
Fresenius Medical Care AG (Germany)	36,540	1,404,037
Hotels, Resorts & Cruise Lines–3.70%
Expedia Group, Inc.(b)	81,700	11,254,175
Travel + Leisure Co.	44,041	2,156,247
		13,410,422
Household Products–1.78%
Spectrum Brands Holdings, Inc.(c)	72,600	6,462,126
Human Resource & Employment Services–0.83%
ManpowerGroup, Inc.	38,649	3,000,708
Independent Power Producers & Energy Traders–3.14%
Vistra Corp.	163,600	11,394,740
Industrial Machinery & Supplies & Components–1.59%
Chart Industries, Inc.(b)	35,000	5,765,200
Insurance Brokers–2.04%
Willis Towers Watson PLC	26,900	7,397,500
Integrated Oil & Gas–1.56%
Cenovus Energy, Inc. (Canada)	283,900	5,675,161
Investment Banking & Brokerage–1.58%
Goldman Sachs Group, Inc. (The)	13,700	5,722,353
Life Sciences Tools & Services–2.59%
Avantor, Inc.(b)	367,500	9,396,975
Managed Health Care–4.69%
Centene Corp.(b)	135,238	10,613,478
Molina Healthcare, Inc.(b)(c)	15,600	6,408,948
		17,022,426
Oil & Gas Exploration & Production–7.99%
APA Corp.	153,100	5,263,578
ARC Resources Ltd. (Canada)	402,100	7,168,960
EQT Corp.(c)	100,300	3,718,121
Murphy Oil Corp.	63,400	2,897,380
Ovintiv, Inc.	88,000	4,567,200
Southwestern Energy Co.(b)	706,500	5,355,270
		28,970,509
Oil & Gas Refining & Marketing–1.49%
Phillips 66	33,000	5,390,220
Oil & Gas Storage & Transportation–1.39%
New Fortress Energy, Inc.	164,437	5,030,128

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Paper & Plastic Packaging Products & Materials–0.78%
Sealed Air Corp.	76,500	$2,845,800
Pharmaceuticals–0.17%
Axsome Therapeutics, Inc.(b)	3,095	246,981
Intra-Cellular Therapies, Inc.(b)	5,241	362,677
		609,658
Regional Banks–8.55%
Huntington Bancshares, Inc.	649,750	9,064,013
Pinnacle Financial Partners, Inc.	84,800	7,282,624
Webster Financial Corp.	124,300	6,310,711
Western Alliance Bancorporation	130,400	8,370,376
		31,027,724
Research & Consulting Services–4.27%
Jacobs Solutions, Inc.	45,400	6,979,342
KBR, Inc.	133,600	8,504,976
		15,484,318
Semiconductor Materials & Equipment–2.23%
MKS Instruments, Inc.	60,868	8,095,444
Silver–1.06%
Pan American Silver Corp. (Canada)	254,188	3,833,155
Trading Companies & Distributors–3.27%
Air Lease Corp., Class A(c)	129,100	6,640,904
WESCO International, Inc.	30,400	5,206,912
		11,847,816
Transaction & Payment Processing Services–3.07%
Fidelity National Information Services, Inc.	150,300	11,149,254
Total Common Stocks & Other Equity Interests (Cost $269,975,709)		355,313,600
Shares		Value
Money Market Funds–1.53%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	1,921,600	$1,921,600
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	1,415,458	1,416,024
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	2,196,114	2,196,114
Total Money Market Funds (Cost $5,533,641)		5,533,738
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.50% (Cost $275,509,350)		360,847,338
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.95%
Invesco Private Government Fund, 7.57%(d)(e)(f)	7,060,763	7,060,763
Invesco Private Prime Fund, 5.49%(d)(e)(f)	18,146,248	18,155,321
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,216,084)		25,216,084
TOTAL INVESTMENTS IN SECURITIES–106.45% (Cost $300,725,434)		386,063,422
OTHER ASSETS LESS LIABILITIES—(6.45)%		(23,380,287)
NET ASSETS–100.00%		$362,683,135
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,697,387	$7,542,995	$(8,318,782)	$-	$-	$1,921,600	$22,840
Invesco Liquid Assets Portfolio, Institutional Class	1,970,622	5,387,853	(5,941,987)	(594)	130	1,416,024	17,395
Invesco Treasury Portfolio, Institutional Class	3,082,729	8,620,564	(9,507,179)	-	-	2,196,114	26,038
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,457,105	47,363,840	(52,760,182)	-	-	7,060,763	125,808*
Invesco Private Prime Fund	33,085,360	90,517,502	(105,441,432)	(5,972)	(137)	18,155,321	339,293*
Total	$53,293,203	$159,432,754	$(181,969,562)	$(6,566)	$(7)	$30,749,822	$531,374

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/19/2024	Citibank, N.A.	EUR	498,600	USD	541,033	$2,776
04/19/2024	Merrill Lynch International	EUR	8,545,505	USD	9,356,072	130,890
04/19/2024	Royal Bank of Canada	GBP	2,075,019	USD	2,626,984	7,771
04/19/2024	UBS AG	GBP	32,785	USD	41,913	530
Subtotal—Appreciation						141,967
Currency Risk
04/19/2024	J.P. Morgan Chase Bank, N.A.	GBP	282,456	USD	355,758	(775)
04/19/2024	J.P. Morgan Chase Bank, N.A.	USD	270,357	GBP	213,908	(349)
Subtotal—Depreciation						(1,124)
Total Forward Foreign Currency Contracts						$140,843

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$342,655,266	$12,658,334	$—	$355,313,600
Money Market Funds	5,533,738	25,216,084	—	30,749,822
Total Investments in Securities	348,189,004	37,874,418	—	386,063,422
Other Investments - Assets*
Forward Foreign Currency Contracts	—	141,967	—	141,967
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,124)	—	(1,124)
Total Other Investments	—	140,843	—	140,843
Total Investments	$348,189,004	$38,015,261	$—	$386,204,265

*	Unrealized appreciation (depreciation).
Invesco V.I. American Value Fund